33-14905
Filed with the Securities and Exchange Commission
February 22, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 77 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 80 ☑
(Check appropriate box or boxes)
THORNBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Thornburg Investment Management, Inc.
2300 North Ridgetop Road, Santa Fe, NM 87506
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(505) 984-0200
Garrett Thornburg
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☑     Immediately upon filing pursuant to paragraph (b)
☐     On [date] pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)
☐     On [date] pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on February 22, 2011.
     The Registrant represents that this post-effective amendment no. 77 (i) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectuses filed herein (other than one listed in paragraph (b)(1)(i)) has occurred since the latest date specified in paragraph (b)(2) of Rule 485, and (ii) meets all of the requirements for effectiveness under paragraph (b) of Rule 485.

THORNBURG INVESTMENT TRUST Registrant
By	*
Brian J. McMahon, President
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*
Brian J. McMahon, Trustee, President and principal executive officer

*
George T. Strickland, Vice President, Treasurer and principal financial and accounting officer

*
Garrett Thornburg, Trustee

*
David D. Chase, Trustee

*
David A. Ater, Trustee

*
James W. Weyhrauch, Trustee

*
Eliot R. Cutler, Trustee

*
Susan H. Dubin, Trustee

*
Owen D. Van Essen, Trustee

* By:	/s/ Charles W.N. Thompson, Jr.
Charles W.N. Thompson, Jr.
Attorney-in-Fact

Date: February 22, 2011

INDEX TO EXHIBITS

Index No.	Description of Exhibit
Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase